SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED)

	Shares	Market Value
Common Stocks 94.48%

Diversified REITs 2.20%
American Assets Trust, Inc.	3,900	$97,500
Lexington Realty Trust	2,700	26,811
STORE Capital Corporation	4,080	73,929
VEREIT, Inc.	5,000	24,450
WP Carey, Inc.	22,600	1,312,608
		1,535,298
Energy 1.54%
Enterprise Products Partners LP	41,677	595,981
Kinder Morgan, Inc.	2,500	34,800
Magellan Midstream Partners LP	6,950	253,606
Phillips 66	1,750	93,887
Valero Energy Corporation	2,100	95,256
		1,073,530
Financials 0.00%
Ashford, Inc.(a)	81	466

Health Care REITs 3.40%
Global Medical REIT, Inc.	15,000	151,800
Healthcare Trust of America, Inc., Class A	5,000	121,400
Healthpeak Properties, Inc.	25,018	596,679
Omega Healthcare Investors, Inc.	1,000	26,540
Ventas, Inc.	11,650	312,220
Welltower, Inc.	25,350	1,160,523
		2,369,162
Hotel & Resort REITs 2.42%
Apple Hospitality REIT, Inc.	46,210	423,746
DiamondRock Hospitality Company	96,847	491,983
Pebblebrook Hotel Trust	27,331	297,635
RLJ Lodging Trust	52,134	402,474
Sotherly Hotels, Inc.	17,702	28,323

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Hotel & Resort REITs (cont.)
Summit Hotel Properties, Inc.(a)	9,500	$40,090
		1,684,251
Industrial REITs 16.19%
Americold Realty Trust	13,950	474,858
Duke Realty Corporation	1,000	32,380
Innovative Industrial Properties, Inc.	2,300	174,639
Prologis, Inc.	98,620	7,926,090
STAG Industrial, Inc.	42,350	953,722
Terreno Realty Corporation	33,275	1,721,981
		11,283,670
Mortgage REITs 1.79%
Blackstone Mortgage Trust, Inc., Class A	26,700	497,154
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,017	367,727
Starwood Property Trust, Inc.	37,550	384,887
		1,249,768
Office REITs 7.29%
Alexandria Real Estate Equities, Inc.	8,750	1,199,275
Boston Properties, Inc.	12,865	1,186,539
City Office REIT, Inc.	79,808	577,012
Hudson Pacific Properties, Inc.	39,100	991,576
Kilroy Realty Corporation	13,615	867,275
SL Green Realty Corporation	6,000	258,600
		5,080,277
Residential REITs 23.41%
American Campus Communities, Inc.	3,000	83,250
Apartment Investment & Management Company, Class A	40,050	1,407,757
AvalonBay Communities, Inc.	11,690	1,720,417
Camden Property Trust	15,150	1,200,486
Equity LifeStyle Properties, Inc.	39,600	2,276,208
Equity Residential	32,715	2,018,843
Essex Property Trust, Inc.	7,636	1,681,753
Mid-America Apartment Communities, Inc.	12,522	1,290,142
Sun Communities, Inc.	25,200	3,146,220

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Residential REITs (cont.)
UDR, Inc.	41,000	$1,498,140
		16,323,216
Retail REITs 4.07%
Brixmor Property Group, Inc.	43,175	410,163
Federal Realty Investment Trust	7,225	539,057
Kimco Realty Corporation	28,069	271,427
Realty Income Corporation	19,780	986,231
Regency Centers Corporation	11,700	449,631
Simon Property Group, Inc.	3,300	181,038
Spirit MTA REIT(b)	1,140	858
		2,838,405
Specialized REITs 32.17%
American Tower Corporation	2,950	642,363
CoreSite Realty Corporation	29,425	3,410,358
Crown Castle International Corporation	5,150	743,660
CubeSmart	17,750	475,523
CyrusOne, Inc.	40,450	2,497,788
Digital Realty Trust, Inc.	37,231	5,171,758
Equinix, Inc.	5,425	3,388,292
Extra Space Storage, Inc.	12,395	1,186,945
Gaming and Leisure Properties, Inc.	1,000	27,710
Life Storage, Inc.	12,050	1,139,327
QTS Realty Trust, Inc., Class A	64,350	3,732,943
Weyerhaeuser Company	500	8,475
		22,425,142
Total Common Stocks (Cost $52,485,749)		65,863,185

Preferred Stocks 2.20%

Financial Exchanges & Data 0.13%
Arch Capital Group Ltd., Series E, 5.25%	2,000	45,880
Arch Capital Group Ltd., Series F, 5.45%	2,000	44,500
		90,380

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Hotel & Resort REITs 0.27%
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,000	$39,600
Hersha Hospitality Trust, Series D, 6.50%	5,000	31,100
Hersha Hospitality Trust, Series E, 6.50%	5,000	31,550
Pebblebrook Hotel Trust, Series F, 6.30%	2,500	39,325
Sotherly Hotels, Inc., Series B, 8.00%	6,000	38,940
Sotherly Hotels, Inc., Series C, 7.88%	2,000	12,200
		192,715
Office REITs 0.07%
Vornado Realty Trust, Series M, 5.25%	2,500	48,900

Residential REITs 0.13%
American Homes 4 Rent, Series G, 5.88%	2,000	46,100
Bluerock Residential Growth REIT, Inc., Series A, 7.13%	3,000	51,652
		97,752
Retail REITs 0.69%
Federal Realty Investment Trust, Series C, 5.00%	6,500	146,185
Monmouth Real Estate Investment Corporation, Series C, 6.13%	4,000	89,360
National Retail Properties, Inc., Series F, 5.20%	11,000	241,450
		476,995
Specialized REITs 0.84%
Digital Realty Trust, Inc., Series I, 6.35%	13,518	336,733
Digital Realty Trust, Inc., Series J, 5.25%	4,000	95,120
Public Storage, Series K, 4.75%	2,000	47,140
QTS Realty Trust, Inc., 7.13%	4,000	101,840
		580,833
Water Utilities 0.07%
Entergy Louisiana LLC, 4.88%	2,000	49,580

Total Preferred Stocks (Cost $2,082,618)		1,537,155

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Municipal Bonds 0.29%
Franklin County Convention Facilities Authority, Revenue Bonds, 6.54%, 12/1/2036	$140,000	$199,096

Total Municipal Bonds (Cost $163,375)		199,096

	Shares
Money Market Funds 2.04%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.25%(c)	1,422,397	1,422,397

Total Money Market Funds (Cost $1,422,397)		1,422,397

Total Investments — 99.01% (Cost $56,154,139)		69,021,833
Other Assets in Excess of Liabilities — 0.99%		688,156
NET ASSETS - 100.00%		$69,709,989

(a)	Non-income producing security.
(b)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2020.

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED)

	Shares	Market Value
Common Stocks 96.00%

Communication Services 5.96%
Alphabet, Inc., Class A(a)	700	$813,365
AT&T, Inc.	18,100	527,615
Comcast Corporation, Class A	30,000	1,031,400
Verizon Communications, Inc.	26,040	1,399,129
Walt Disney Company (The)	18,450	1,782,270
		5,553,779
Consumer Discretionary 6.11%
D.R. Horton, Inc.	7,550	256,700
Garmin Ltd.	950	71,212
Home Depot, Inc. (The)	12,338	2,303,628
Lennar Corporation, Class A	6,000	229,200
McDonald's Corporation	6,980	1,154,143
Ross Stores, Inc.	3,500	304,395
Target Corporation	12,430	1,155,617
TJX Companies, Inc. (The)	4,400	210,364
		5,685,259
Consumer Staples 6.69%
Altria Group, Inc.	10,750	415,702
Coca-Cola Company (The)	11,900	526,575
Colgate-Palmolive Company	2,500	165,900
Conagra Brands, Inc.	7,100	208,314
Constellation Brands, Inc., Class A	150	21,504
Costco Wholesale Corporation	4,751	1,354,653
Kroger Company (The)	8,000	240,960
Lamb Weston Holdings, Inc.	4,800	274,080
PepsiCo, Inc.	2,400	288,240
Philip Morris International, Inc.	7,350	536,256
Procter & Gamble Company (The)	5,300	583,000
Walmart, Inc.	14,184	1,611,586
		6,226,770

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)
	Shares	Market Value
Energy 2.27%
Chevron Corporation	8,260	$598,520
ConocoPhillips	8,550	263,340
EOG Resources, Inc.	8,700	312,504
Exxon Mobil Corporation	7,100	269,587
Kinder Morgan, Inc.	7,750	107,880
Valero Energy Corporation	12,350	560,196
		2,112,027
Financials 8.90%
American Express Company	10,600	907,466
Bank of America Corporation	30,600	649,638
BankUnited, Inc.	15,350	287,045
Berkshire Hathaway, Inc., Class B(a)	720	131,638
Blackstone Group, Inc. (The), Class A	16,700	761,019
Carlyle Group, Inc. (The)	10,550	228,407
Citigroup, Inc.	13,200	555,984
CME Group, Inc.	1,404	242,766
Fifth Third Bancorp	13,400	198,990
Goldman Sachs Group, Inc. (The)	3,015	466,089
Hartford Financial Services Group, Inc. (The)	5,600	197,344
Huntington Bancshares, Inc.	34,750	285,297
JPMorgan Chase & Company	17,042	1,534,291
KeyCorp	34,575	358,543
Lazard Ltd., Class A	6,175	145,483
M&T Bank Corporation	2,200	227,546
Prudential Financial, Inc.	2,000	104,280
Signature Bank	1,900	152,741
SVB Financial Group(a)	2,923	441,607
Travelers Companies, Inc. (The)	1,400	139,090
U.S. Bancorp	7,725	266,126
		8,281,390
Health Care 13.94%
AbbVie, Inc.	11,450	872,375
Allergan plc	3,300	584,430
Amgen, Inc.	3,250	658,873
Bristol-Myers Squibb Company	17,250	961,515
Centene Corporation(a)	11,200	665,392

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)
	Shares	Market Value
Health Care (cont.)
CVS Health Corporation	5,611	$332,901
Edwards LifeSciences Corporation(a)	1,000	188,620
Gilead Sciences, Inc.	10,450	781,242
Humana, Inc.	2,800	879,256
Johnson & Johnson	4,797	629,031
McKesson Corporation	2,250	304,335
Medtronic plc	7,469	673,554
Merck & Company, Inc.	16,700	1,284,898
Pfizer, Inc.	9,150	298,656
Quest Diagnostics, Inc.	4,500	361,350
Thermo Fisher Scientific, Inc.	2,900	822,440
UnitedHealth Group, Inc.	7,000	1,745,660
Vertex Pharmaceuticals, Inc.(a)	3,900	928,005
		12,972,533
Industrials 8.82%
3M Company	1,790	244,353
Boeing Company (The)	3,405	507,822
Caterpillar, Inc.	10,225	1,186,509
CSX Corporation	23,325	1,336,522
Cummins, Inc.	3,300	446,556
Deere & Company	6,100	842,776
FedEx Corporation	6,900	836,694
Honeywell International, Inc.	5,850	782,672
Johnson Controls International plc	8,253	222,501
Masco Corporation	11,500	397,555
United Technologies Corporation	4,100	386,753
Waste Connections, Inc.	13,175	1,021,062
		8,211,775
Information Technology 33.25%
Accenture plc, Class A	6,950	1,134,657
Adobe, Inc.(a)	3,850	1,225,224
Apple, Inc.	18,683	4,750,900
Applied Materials, Inc.	18,970	869,205
Box, Inc., Class A(a)	7,200	101,088
Cisco Systems, Inc.	38,450	1,511,469
Cognizant Technology Solutions Corporation, Class A	6,150	285,791

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)
	Shares	Market Value
Information Technology (cont.)
Corning, Inc.	19,000	$390,260
Cognizant Technology Solutions Corporation, Class A	6,150	285,791
Corning, Inc.	19,000	390,260
Dell Technologies, Inc., Class C(a)	2,624	103,779
Fiserv, Inc.(a)	1,950	185,231
Hewlett Packard Enterprise Company	8,900	86,419
HP, Inc.	26,000	451,360
Intel Corporation	12,840	694,901
International Business Machines Corporation	3,368	373,612
Mastercard, Inc., Class A	6,500	1,570,140
Microchip Technology, Inc.	2,575	174,585
Microsoft Corporation	32,659	5,150,651
NetApp, Inc.	5,600	233,464
NortonLifeLock, Inc.	26,200	490,202
NVIDIA Corporation	8,973	2,365,283
Oracle Corporation	33,875	1,637,179
Paychex, Inc.	8,850	556,842
Perspecta, Inc.	764	13,935
QUALCOMM, Inc.	8,320	562,848
Texas Instruments, Inc.	15,025	1,501,448
Visa, Inc., Class A	18,050	2,908,216
Workday, Inc., Class A(a)	12,480	1,625,146
		30,953,835
Materials 0.90%
CF Industries Holdings, Inc.	7,700	209,440
Corteva, Inc.	7,233	169,976
Dow, Inc.	6,583	192,487
DuPont de Nemours, Inc.	6,894	235,085
International Paper Company	500	15,565
WestRock Company	500	14,130
		836,683
Real Estate Investment Trusts (REITs) 6.46%
Alexandria Real Estate Equities, Inc.	2,200	301,532
American Tower Corporation	1,450	315,737
Apple Hospitality REIT, Inc.	4,050	37,138
Brixmor Property Group, Inc.	13,500	128,250

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)
	Shares	Market Value
Real Estate Investment Trusts (REITs) (cont.)
CoreSite Realty Corporation	550	$63,745
Crown Castle International Corporation	3,350	483,740
CyrusOne, Inc.	11,000	679,250
Digital Realty Trust, Inc.	2,450	340,330
Equinix, Inc.	1,850	1,155,455
Prologis, Inc.	8,500	683,145
QTS Realty Trust, Inc., Class A	14,100	817,941
Realty Income Corporation	3,550	177,003
Sun Communities, Inc.	4,100	511,885
Terreno Realty Corporation	3,600	186,300
Welltower, Inc.	2,875	131,617
		6,013,068
Utilities 2.70%
AES Corporation	4,000	54,400
American Electric Power Company, Inc.	1,850	147,963
Brookfield Renewable Partners, LP	1,500	63,735
Edison International	1,100	60,269
Eversource Energy	250	19,552
NextEra Energy, Inc.	6,000	1,443,720
WEC Energy Group, Inc.	8,200	722,666
		2,512,305
Total Common Stocks (Cost $62,880,096)		89,359,424

Preferred Stocks 1.83%

Communication Services 0.26%
Qwest Corporation, 7.00%	2,500	57,325
Telephone & Data Systems, Inc., 7.00%	4,000	85,000
United States Cellular Corporation, 7.25%	2,500	55,325
United States Cellular Corporation, 7.25%	2,000	43,420
		241,070
Financials 1.15%
American Financial Group, Inc., 6.00%	5,300	128,790
Annaly Capital Management, Inc., Series F, 6.95%	2,000	35,500

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Financials (cont.)
Ares Management Corporation, Series A, 7.00%	2,500	$61,025
Bank of America Corporation, Series EE, 6.00%	2,500	62,625
Bank of America Corporation, Series GG, 6.00%	4,000	102,600
Bank of America Corporation, Series HH, 5.88%	2,000	50,540
Bank of America Corporation, Series LL, 5.00%	2,000	46,960
Charles Schwab Corporation (the), Series C, 6.00%	2,000	50,500
Globe Life, Inc., 6.13%	5,000	116,300
Hancock Holding Company, 5.95%	2,500	53,775
JPMorgan Chase & Company, Series EE, 6.00%	2,000	52,300
KKR & Company LP, Series B, 6.50%	2,000	49,640
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	98,000
Northern Trust Corporation, Series E, 4.70%	1,360	32,531
Prospect Capital Corporation, 6.25%	4,000	82,880
Prudential Financial, Inc., 5.63%	2,000	50,260
		1,074,226
Industrials 0.05%
KeyCorp, Series G, 5.63%	2,000	48,300

Information Technology 0.11%
eBay, Inc., 6.00%	4,000	98,960

Real Estate 0.26%
Digital Realty Trust, Inc., Series L, 5.20%	2,000	46,100
Public Storage, Series I, 4.88%	1,917	45,222
Public Storage, Series K, 4.75%	2,000	47,140
QTS Realty Trust, Inc., 7.13%	4,000	101,840
		240,302
Total Preferred Stocks (Cost $1,871,184)		1,702,858

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Money Market Funds 1.94%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.25%(b)	1,805,734	$1,805,734

Total Money Market Funds (Cost $1,805,734)		1,805,734

Total Investments — 99.77% (Cost $66,557,014)		92,868,016
Other Assets in Excess of Liabilities — 0.23%		209,788
NET ASSETS - 100.00%		$93,077,804

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2020.

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 98.35%

Alaska 0.78%
Alaska Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (OID), Callable 6/1/2021 @ 100, 4.13%, 12/1/2037	$25,000	$25,481
Northern Tobacco Securitization Corporation, Refunding Revenue Bonds, (OID), 5.00%, 6/1/2032	500,000	500,055
		525,536
Arizona 0.89%
City of Phoenix, AZ, General Obligation Unlimited, Callable 7/1/2026 @ 100, 5.00%, 7/1/2027	500,000	600,575

California 3.63%
California Educational Facilities Authority, Revenue Bonds, Callable 10/1/2021 @ 100, 6.13%, 10/1/2030	130,000	139,090
California State Public Works Board, Revenue Bonds, Callable 11/1/2026 @ 100, 5.00%, 11/1/2029	600,000	732,162
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, (OID), Callable 6/1/2022 @ 100, 3.38%, 6/1/2029	100,000	103,480
Los Angeles Community College District, General Obligation Unlimited, Callable 8/1/2026 @ 100, 4.00%, 8/1/2038	500,000	555,895
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 5/15/2037	145,000	157,389
State of California, General Obligation Unlimited, Callable 8/1/2025 @ 100, 5.00%, 8/1/2029	250,000	297,042
State of California, General Obligation Unlimited, Callable 9/1/2026 @ 100, 4.00%, 9/1/2036	175,000	195,876
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, (OID), Callable 11/1/2020 @ 100, 5.25%, 11/1/2030	250,000	255,617
		2,436,551
Connecticut 10.78%
City of New Haven, CT, General Obligation Unlimited, Callable 8/15/2026 @ 100, 5.00%, 8/15/2036	230,000	254,688

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Connecticut (cont.)
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/2025 @ 100, 3.25%, 11/15/2036	$250,000	$258,895
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 4.63%, 11/15/2041	215,000	220,068
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2022 @ 100, 3.05%, 5/15/2031	195,000	198,639
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2021 @ 100, 3.25%, 11/15/2027	150,000	152,159
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 3.35%, 5/15/2028	250,000	253,820
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 5/15/2020 @ 100, 4.88%, 11/15/2046	100,000	100,340
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (OID), Callable 11/15/2021 @ 100, 3.30%, 11/15/2037	250,000	253,695
Connecticut Housing Finance Authority, Revenue Bonds, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	25,000	26,437
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.50%, 5/15/2031	250,000	253,170
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Callable 7/1/2021 @ 100, 5.00%, 7/1/2032	440,000	458,097
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 4.50%, 7/1/2038	500,000	506,460
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2042	500,000	510,180
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 4.25%, 7/1/2031	500,000	506,950
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Callable 7/1/2022 @ 100, 4.00%, 7/1/2033	100,000	103,663

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Connecticut (cont.)
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	$250,000	$288,130
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2024 @ 100, 5.00%, 7/1/2034	100,000	113,424
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (AGM) (OID), Callable 7/1/2021 @ 100, 4.00%, 7/1/2037	250,000	254,282
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2028	100,000	100,727
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 10/1/2023 @ 100, 5.00%, 10/1/2030	250,000	275,585
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 5.00%, 11/1/2022	100,000	102,038
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 5.00%, 1/1/2028	445,000	483,857
State of Connecticut, General Obligation Unlimited, 5.00%, 6/15/2024	250,000	283,533
State of Connecticut, General Obligation Unlimited, 5.00%, 11/1/2020	100,000	102,032
State of Connecticut, General Obligation Unlimited, Callable 4/15/2027 @ 100, 5.00%, 4/15/2032	500,000	595,265
State of Connecticut, Public Improvements, General Obligation Unlimited, Callable 4/15/2022 @ 100, 4.00%, 4/15/2032	250,000	257,270
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 2/15/2024 @ 100, 5.00%, 2/15/2034	250,000	279,847
University of Connecticut, University & College Improvements, Revenue Bonds, (GO OF UNIVERSITY), 5.00%, 2/15/2028	50,000	50,145
		7,243,396
District of Columbia 1.65%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	320,000	340,538
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, (Fannie Mae), Callable 12/1/2021 @ 100, 4.90%, 6/1/2040	280,000	294,053
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2036	250,000	296,475

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
District of Columbia (cont.)
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2034	$150,000	$178,638
		1,109,704
Florida 8.78%
Central Florida Expressway Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 4.00%, 7/1/2035	150,000	166,158
Citizens Property Insurance Corporation, Miscellaneous Purposes, Revenue Bonds, 4.75%, 6/1/2020	150,000	150,864
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, (AGM) (OID), Callable 7/1/2020 @ 100, 5.25%, 7/1/2035	105,000	106,094
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, (AGM) (OID), Callable 7/1/2020 @ 100, 5.25%, 7/1/2039	125,000	126,303
City of Orlando, FL, Public Improvements, Revenue Bonds, Callable 10/1/2024 @ 100, 5.00%, 10/1/2046	1,000,000	1,137,750
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 8/15/2020 @ 100, 5.75%, 8/15/2029	160,000	162,211
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2020 @ 100, 5.50%, 8/15/2024	250,000	253,510
Florida Gulf Coast University Financing Corporation, University & College Improvements, Revenue Bonds, Callable 2/1/2021 @ 100, 5.00%, 2/1/2028	100,000	102,977
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 6.00%, 4/1/2026	130,000	135,065
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.50%, 10/1/2041	100,000	105,724
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.25%, 10/1/2033	100,000	105,646
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Callable 10/1/2022 @ 100, 5.00%, 10/1/2030	500,000	544,015
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Callable 10/1/2020 @ 100, 5.00%, 10/1/2025	200,000	203,374

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Florida (cont.)
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, 5.13%, 5/15/2037	$210,000	$210,029
JEA Water & Sewer System Revenue, Revenue Bonds, (OID), 3.88%, 10/1/2037	250,000	250,300
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), Callable 10/1/2020 @ 100, 5.25%, 10/1/2030	115,000	117,354
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), 5.25%, 10/1/2030	35,000	35,717
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 4/1/2031	260,000	327,249
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2020 @ 100, 5.38%, 10/1/2040	400,000	408,212
Palm Beach County School District, Refunding Bonds, Certificate of Participation, 5.00%, 8/1/2024	45,000	47,372
School Board of Miami-Dade County/The, Certificate of Participation, Callable 2/1/2026 @ 100, 4.00%, 2/1/2033	1,000,000	1,095,630
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2037	100,000	107,748
		5,899,302
Georgia 2.52%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2035	250,000	252,050
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, (AGM) (OID), Callable 6/15/2020 @ 100, 5.50%, 6/15/2036	325,000	327,584
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2029 @ 100, 3.00%, 11/1/2037	500,000	532,115
Fulton County Development Authority, 5.00%, 10/1/2022	145,000	158,779
Fulton County Development Authority, 5.00%, 10/1/2022	5,000	5,429
Fulton County Development Authority, Refunding Revenue Bonds, (OID), Callable 10/1/2022 @ 100, 4.25%, 10/1/2037	100,000	104,072

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Georgia (cont.)
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2041	$250,000	$261,625
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2031	50,000	52,325
		1,693,979
Hawaii 0.06%
Hawai'i Pacific Health, Hospital Improvements, Revenue Bonds, (OID), 5.75%, 7/1/2040	40,000	40,440

Illinois 0.70%
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2021 @ 100, 5.88%, 8/15/2034	100,000	105,478
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 6.00%, 6/1/2028	250,000	263,972
University of Illinois, University & College Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2031	100,000	103,611
		473,061
Indiana 3.13%
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, (OID), Callable 7/15/2021 @ 100, 5.13%, 1/15/2031	2,000,000	2,099,860

Iowa 0.45%
State of Iowa, Revenue Bonds, Callable 6/1/2026 @ 100, 5.00%, 6/1/2027	250,000	304,348

Kentucky 0.49%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 5.00%, 9/1/2023	325,000	330,203

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Louisiana 0.94%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 4.00%, 2/1/2048	$500,000	$520,080
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 5.00%, 2/1/2035	100,000	109,610
		629,690
Maine 1.50%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 3.63%, 7/1/2041	500,000	527,710
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 4.50%, 11/15/2037	105,000	109,982
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2024 @ 100, 3.75%, 11/15/2044	100,000	104,507
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.45%, 11/15/2032	100,000	102,921
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.60%, 11/15/2036	100,000	102,602
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2026	50,000	59,024
		1,006,746
Maryland 0.61%
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), 4.63%, 5/15/2035	60,000	60,251
Montgomery County Housing Opportunities Commission, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 1/1/2022 @ 100, 3.63%, 7/1/2033	345,000	351,607
		411,858
Massachusetts 3.46%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), Callable 5/4/2020 @ 100, 5.20%, 1/1/2027	30,000	30,029
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), Callable 5/4/2020 @ 100, 5.25%, 1/1/2029	10,000	10,010

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Massachusetts (cont.)
Massachusetts Health & Educational Facilities Authority, Healthcare, Hospital & Nursing Home Improvements, Refunding Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2030	$130,000	$131,255
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2025 @ 100, 3.25%, 12/1/2036	575,000	595,562
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	267,238
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.25%, 12/1/2032	250,000	265,457
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	250,000	262,635
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	200,000	214,070
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 6/1/2026 @ 100, 3.15%, 12/1/2026	120,000	128,264
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 5.13%, 12/1/2039	65,000	65,081
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 4.85%, 12/1/2029	60,000	60,065
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (FHA) (INS), Callable 6/1/2020 @ 100, 5.25%, 12/1/2035	175,000	176,152
Massachusetts School Building Authority, Revenue Bonds, Callable 8/15/2025 @ 100, 5.00%, 8/15/2026	100,000	119,486
		2,325,304
Michigan 4.35%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	500,000	467,230
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.20%, 10/15/2031	750,000	792,022
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.38%, 10/15/2036	100,000	105,962
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 4/1/2022 @ 100, 4.50%, 10/1/2036	710,000	737,335

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Michigan (cont.)
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, (OID), 6.00%, 6/1/2048	$595,000	$571,855
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, 6.88%, 6/1/2042	250,000	250,003
		2,924,407
Missouri 1.32%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, (OID), 5.88%, 10/1/2036	245,000	245,488
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2045	500,000	536,235
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 3.75%, 11/15/2039	100,000	103,217
		884,940
Nebraska 0.40%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2022 @ 100, 5.00%, 1/1/2025	155,000	165,625
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2022 @ 100, 5.00%, 1/1/2025	95,000	101,251
		266,876
Nevada 1.22%
City of Reno, NV, Revenue Bonds, (AMBAC) (OID), Callable 6/1/2020 @ 100, 5.50%, 6/1/2028	5,000	5,014
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, (Ginnie Mae), Callable 4/1/2020 @ 100, 4.40%, 4/1/2027	10,000	10,019
Nevada System of Higher Education, Certification of Participation, Callable 7/1/2026 @ 100, 4.00%, 7/1/2027	700,000	801,311
		816,344
New Jersey 6.59%
Borough of Seaside Heights, NJ, General Obligation Unlimited, Callable 4/1/2025 @ 100, 4.00%, 4/1/2026	125,000	137,621
Essex County Improvement Authority, Public Improvements, Revenue Bonds, (AGM) (OID), 5.75%, 11/1/2030	250,000	256,618

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New Jersey (cont.)
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/1/2025	$150,000	$182,555
New Jersey Economic Development Authority, Refunding Revenue Bonds, (State Appropriation) (OID), Callable 3/1/2021 @ 100, 5.25%, 9/1/2026	420,000	433,574
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 3/1/2023 @ 100, 5.00%, 3/1/2031	300,000	309,954
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Callable 6/15/2020 @ 100, 5.00%, 12/15/2032	100,000	100,210
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 6/15/2023 @ 100, 5.00%, 6/15/2030	250,000	276,398
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 6.00%, 7/1/2037	200,000	212,102
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 5.00%, 7/1/2027	15,000	15,050
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2020 @ 100, 5.00%, 12/1/2036	65,000	66,501
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2020 @ 100, 5.25%, 12/1/2032	100,000	100,092
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2020 @ 100, 5.25%, 12/1/2028	95,000	95,087
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.90%, 11/1/2050	175,000	183,328
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.50%, 11/1/2036	500,000	522,060
New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.00%, 6/15/2021	150,000	154,158
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation), Callable 6/15/2021 @ 100, 5.00%, 6/15/2022	150,000	157,061
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation) (OID), Callable 6/15/2021 @ 100, 5.25%, 6/15/2031	220,000	223,711

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New Jersey (cont.)
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, 5.00%, 1/1/2031	$200,000	$217,590
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 6/1/2025 @ 100, 4.00%, 6/1/2034	250,000	270,765
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2030	250,000	257,223
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2029	250,000	257,745
		4,429,403
New Mexico 1.30%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, (OID), Callable 8/1/2022 @ 100, 4.00%, 8/1/2042	500,000	533,625
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.55%, 9/1/2032	150,000	153,382
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.25%, 9/1/2027	110,000	112,807
Village of Los Ranchos de Albuquerque, NM, Refunding Revenue Bonds, (OID), Callable 9/1/2020 @ 100, 4.50%, 9/1/2040	75,000	75,811
		875,625
New York 23.59%
Hudson Yards Infrastructure Corporation, Public Improvements, Revenue Bonds, Callable 2/15/2021 @ 100, 5.75%, 2/15/2047	95,000	98,297
Hudson Yards Infrastructure Corporation, Revenue Bonds, 5.25%, 2/15/2047	10,000	10,357
Hudson Yards Infrastructure Corporation, Revenue Bonds, Callable 2/15/2021 @ 100, 5.25%, 2/15/2047	190,000	195,810
Hudson Yards Infrastructure Corporation, Revenue Bonds, Series A, Callable 2/15/2027 @ 100, 4.00%, 2/15/2044	575,000	622,507
Metropolitan Transportation Authority, Refunding Revenue Bonds, 5.25%, 11/15/2028	50,000	57,439
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	298,213

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/2028	$250,000	$278,570
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2035	250,000	299,908
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	140,000	148,295
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	110,000	114,857
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, 5.00%, 11/15/2028	250,000	297,715
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 5/15/2023 @ 100, 5.00%, 11/15/2033	100,000	106,301
Monroe County Industrial Development Corporation, Hospital Improvements, Revenue Bonds, (INS), Callable 2/15/2021 @ 100, 5.75%, 8/15/2035	250,000	258,025
New York City Housing Development Corporation, Local Multi-Family Housing Revenue Bonds, Callable 11/1/2020 @ 100, 4.75%, 5/1/2041	250,000	252,912
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 4.85%, 11/1/2035	250,000	250,672
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 5/26/2020 @ 100, 4.90%, 11/1/2040	250,000	250,432
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, 5.00%, 5/1/2020	150,000	150,450
New York City Housing Development Corporation, Revenue Bonds, Callable 5/1/2025 @ 100, 3.10%, 11/1/2032	250,000	259,622
New York City Housing Development Corporation, Revenue Bonds, Callable 2/1/2026 @ 100, 3.50%, 11/1/2032	150,000	161,100
New York City Housing Development Corporation, Revenue Bonds, Callable 11/1/2025 @ 100, 3.60%, 11/1/2031	250,000	269,515
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2031	145,000	142,418

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2046	$1,500,000	$1,473,150
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC) (OID), 4.50%, 3/1/2039	100,000	98,205
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (NATL-RE), 5.00%, 3/1/2036	115,000	113,021
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (OID), Callable 1/1/2021 @ 100, 6.50%, 1/1/2046	650,000	652,678
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, (State Aid Withholding), Callable 1/15/2025 @ 100, 5.00%, 7/15/2027	250,000	290,702
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 5.00%, 7/15/2031	250,000	294,567
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Callable 5/1/2027 @ 100, 4.00%, 5/1/2044	300,000	331,050
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2023	100,000	112,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2026 @ 100, 4.00%, 8/1/2035	100,000	111,446
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 5.00%, 8/1/2021	100,000	104,972
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2024	100,000	115,330
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2025 @ 100, 5.00%, 8/1/2027	25,000	29,506
New York City Water & Sewer System, Revenue Bonds, Callable 12/15/2021 @ 100, 5.00%, 6/15/2045	215,000	226,922
New York City Water & Sewer System, Revenue Bonds, 5.00%, 6/15/2045	35,000	37,290
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2027 @ 100, 5.00%, 6/15/2032	100,000	123,036

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), Callable 10/1/2022 @ 100, 3.25%, 4/1/2031	$280,000	$288,764
New York State Dormitory Authority, Revenue Bonds, 5.00%, 8/15/2021	100,000	105,369
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2020	100,000	100,470
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	5,000	5,074
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	160,000	162,784
New York State Dormitory Authority, Revenue Bonds, Callable 2/15/2030 @ 100, 5.00%, 2/15/2048	500,000	620,045
New York State Dormitory Authority, Revenue Bonds, Callable 2/15/2030 @ 100, 4.00%, 2/15/2047	500,000	562,945
New York State Dormitory Authority, Revenue Bonds, Callable 3/15/2028 @ 100, 5.00%, 3/15/2043	250,000	303,607
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2037	385,000	441,664
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2022	165,000	178,532
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, (OID), 5.25%, 7/1/2031	40,000	42,045
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 4.85%, 11/1/2036	100,000	100,184
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), Callable 5/1/2020 @ 100, 5.20%, 5/1/2042	500,000	501,230
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), Callable 5/1/2020 @ 100, 4.75%, 5/1/2031	200,000	200,464
New York State Thruway Authority, Revenue Bonds, Callable 1/1/2026 @ 100, 4.00%, 1/1/2037	100,000	107,370
New York, NY, General Obligation Unlimited, Callable 8/1/2029 @ 100, 4.00%, 8/1/2044	250,000	282,860

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York, NY, General Obligation Unlimited, Callable 8/1/2029 @ 100, 5.00%, 8/1/2043	$500,000	$614,400
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	308,057
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2030	250,000	316,445
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Callable 10/1/2021 @ 100, 3.75%, 10/1/2032	1,000,000	1,023,600
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2040	310,000	358,816
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2027	100,000	121,195
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2023	100,000	113,762
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2021	50,000	53,171
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2035	250,000	294,015
		15,844,158
North Carolina 0.34%
University of North Carolina at Charlotte/The, Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	100,000	112,479
University of North Carolina at Charlotte/The, University & College Improvements, Revenue Bonds, Callable 4/1/2025 @ 100, 5.00%, 4/1/2040	100,000	114,315
		226,794
North Dakota 0.16%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds, Callable 5/1/2025 @ 100, 3.00%, 5/1/2029	100,000	105,524

Ohio 0.38%
Ohio Higher Educational Facility Commission, Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2044	165,000	166,556

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Ohio (cont.)
Ohio Higher Educational Facility Commission, Revenue Bonds, (OID), 5.00%, 7/1/2044	$85,000	$85,802
		252,358
Oklahoma 0.39%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 4.00%, 1/1/2047	250,000	261,195

Oregon 0.21%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, (AGM), Callable 8/15/2020 @ 100, 5.00%, 8/15/2021	100,000	101,455
Oregon Health & Science University, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2032	35,000	38,037
		139,492
Pennsylvania 3.97%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/1/2023 @ 100, 5.25%, 12/1/2044	500,000	564,290
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), 5.25%, 8/1/2026	135,000	136,882
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2037	100,000	103,759
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2042	100,000	103,374
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 11/1/2022 @ 100, 4.00%, 5/1/2032	100,000	101,131
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	100,000	105,728
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2034	190,000	229,754
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2035	125,000	150,815

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Pennsylvania (cont.)
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2036	$100,000	$120,381
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	500,000	568,940
Pennsylvania Turnpike Commission, Revenue Bonds, 5.25%, 7/15/2028	150,000	196,815
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2043	250,000	282,565
		2,664,434
Puerto Rico 0.80%
Commonwealth of Puerto Rico, General Obligation Unlimited, (AGM) (OID), Callable 7/1/2021 @ 100, 5.25%, 7/1/2026	100,000	103,028
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited (AGM), Callable 1/1/2021 @ 100, 5.00%, 7/1/2031	200,000	200,756
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, 5.00%, 7/1/2022	250,000	235,625
		539,409
Rhode Island 1.24%
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 3.45%, 4/1/2026	500,000	508,195
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 4.10%, 10/1/2037	45,000	45,465
Rhode Island Housing & Mortgage Finance Corporation, State Single-Family Housing, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 4/1/2022 @ 100, 3.45%, 4/1/2035	235,000	240,264
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, (OID), Callable 12/1/2020 @ 100, 5.00%, 12/1/2039	35,000	35,897
		829,821
South Dakota 0.61%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 2.45%, 5/1/2027	250,000	256,935
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 3.13%, 11/1/2036	150,000	154,345
		411,280

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Tennessee 0.63%
City of Memphis, TN, General Obligation Unlimited, Callable 4/1/2024 @ 100, 5.00%, 4/1/2044	$100,000	$111,774
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2026	200,000	201,846
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	100,000	106,561
		420,181
Texas 6.30%
City of Houston, TX, Refunding Revenue Bonds, Callable 3/1/2029 @ 100, 4.00%, 3/1/2049	500,000	559,545
City of Houston, TX, Refunding Revenue Bonds, Callable 9/1/2021 @ 100, 5.25%, 9/1/2029	500,000	526,905
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 8/1/2026 @ 100, 5.00%, 2/1/2032	250,000	300,540
Clifton Higher Education Finance Corporation, School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	527,990
Comal Independent School District, School Improvements, General Obligation Unlimited, Callable 2/1/2026 @ 100, 4.00%, 2/1/2034	250,000	276,102
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 3/1/2022 @ 100, 4.00%, 3/1/2046	250,000	259,063
Harris County Cultural Education Facilities Finance Corporation, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 11/15/2030	130,000	144,204
San Antonio Public Facilities Corporation, Public Improvements, Refunding Revenue Bonds, (OID), Callable 9/15/2022 @ 100, 4.00%, 9/15/2042	250,000	258,267
San Antonio Water System, Refunding Revenue Bonds, Callable 11/15/2029 @ 100, 5.00%, 5/15/2034	190,000	244,777
Texas A&M University, Refunding Revenue Bonds, 5.00%, 5/15/2039	100,000	100,474
Texas Public Finance Authority, Revenue Bonds, Callable 12/1/2026 @ 100, 4.00%, 12/1/2031	200,000	224,462
Texas Water Development Board, Revenue Bonds, Callable 10/15/2029 @ 100, 4.00%, 10/15/2037	500,000	592,695

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Texas (cont.)
White Oak, TX, Independent School District, General Obligation Unlimited, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	$190,000	$220,265
		4,235,289
Utah 0.46%
University of Utah/The, University & College Improvements, Revenue Bonds, 5.00%, 8/1/2043	250,000	281,883
Utah Housing Corporation, State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.25%, 1/1/2025	15,000	15,142
Utah Housing Corporation, State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.75%, 1/1/2033	10,000	10,109
		307,134
Vermont 0.37%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 8/15/2022 @ 100, 3.75%, 8/15/2037	245,000	251,431

Virgin Islands 0.15%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/1/2020 @ 100, 5.00%, 10/1/2025	100,000	98,216

Virginia 0.73%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Callable 4/1/2020 @ 100, 4.50%, 10/1/2045	215,000	215,000
Virginia Resources Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	250,000	278,092
		493,092
Washington 1.60%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Callable 6/1/2023 @ 100, 5.00%, 5/1/2043	1,000,000	1,077,040

Wisconsin 0.12%
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, (OID), Callable 5/1/2020 @ 100, 5.63%, 11/1/2035	80,000	80,197

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Wyoming 0.75%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Callable 6/1/2024 @ 100, 3.70%, 6/1/2039	$485,000	$504,589

Total Municipal Bonds (Cost $63,666,925)		66,069,782

	Shares
Money Market Funds 0.56%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.25%(a)	376,367	376,367

Total Money Market Funds (Cost $376,367)		376,367

Total Investments — 98.91% (Cost $64,043,292)		66,446,149
Other Assets in Excess of Liabilities — 1.09%		730,602
NET ASSETS - 100.00%		$67,176,751

(a)	Rate disclosed is the seven day effective yield as of March 31, 2020.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FHA — Insured by Federal Housing Administration

GO — General Obligation

GTD — Guaranteed

INS — Insured

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

SONYMA — State of New York Mortgage Agency

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED)

	Shares	Market Value
Common Stocks 5.49%
Communication Services 1.09%
AT&T, Inc.	18,000	$524,700
Verizon Communications, Inc.	15,000	$805,950
		1,330,650
Energy 2.40%
CNX Midstream Partners LP	8,500	68,850
Enbridge, Inc.	29,763	865,806
Energy Transfer Equity LP	64,571	297,027
Enterprise Products Partners LP	42,400	606,320
Global Partners LP	2,215	19,536
Magellan Midstream Partners LP	11,700	426,933
MPLX LP	29,269	340,106
Plains All American Pipeline LP	3,200	16,896
Targa Resources Corporation	7,739	53,476
TC PipeLines LP	7,195	197,719
USA Compression Partners LP	4,796	27,145
Western Midstream Partners LP	2,782	9,014
		2,928,828
Financials 0.44%
Blackstone Group, Inc. (The), Class A	7,100	323,547
Citigroup, Inc.	5,000	210,600
		534,147
Health Care 0.19%
AbbVie, Inc.	3,000	228,570

Real Estate Investment Trusts (REITs) 1.37%
Apple Hospitality REIT, Inc.	22,539	206,683
Blackstone Mortgage Trust, Inc., Class A	11,565	215,340
City Office REIT, Inc.	20,000	144,600
DiamondRock Hospitality Company	25,953	131,841
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,792	771,335
Pebblebrook Hotel Trust	8,806	95,897
Spirit MTA REIT(a)	2,000	1,505

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (cont.)
Spirit Realty Capital, Inc.	4,000	$104,600
		1,671,801
Total Common Stocks (Cost $10,919,725)		6,693,996

Preferred Stocks 12.98%

Financials 6.05%
Allstate Corporation (The), Series I, 4.75%	20,000	460,200
American Financial Group, Inc., 5.13%	15,000	331,800
American Financial Group, Inc., 6.00%	8,700	211,410
Arch Capital Group Ltd., 5.25%	20,000	458,800
Bank of America Corporation, 5.88%	8,000	202,160
Bank of America Corporation, Series LL, 5.00%	15,000	352,200
Bank of New York Mellon Corporation (The), 5.20%	8,700	211,062
First Republic Bank, 5.70%	9,000	223,830
First Republic Bank, Series J, 4.70%	15,000	337,200
Globe Life, Inc., 6.13%	10,000	232,600
Hancock Holding Company, 5.95%	3,700	79,587
JPMorgan Chase & Company, Series EE, 6.00%	20,000	523,000
KeyCorp, Series G, 5.63%	15,000	362,250
KKR & Compnay LP, Series B, 6.50%	10,000	248,200
MetLife, Inc., Series F, 4.75%	25,000	534,000
Northern Trust Corporation, Series E, 4.70%	13,640	326,269
PNC Financial Services Group, Inc. (The), 5.38%	4,250	103,275
Prudential Financial, Inc., 5.63%	10,000	251,300
State Street Corporation, 5.35%	1,000	24,550
U.S. Bancorp, Series F, 6.50%	7,300	188,048
W.R. Berkley Corporation, 5.10%	20,000	431,000
Wells Fargo & Co., Series Z, 4.75%	20,000	420,000
Wells Fargo & Company, 5.20%	15,850	371,682
Wells Fargo & Company, 5.70%	20,000	495,000
		7,379,423

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Industrials 0.04%
Pitney Bowes, Inc., 6.70%	5,700	$51,585

Real Estate 3.76%
Brookfield Property Partners LP, Series A, 5.75%	7,500	105,000
Digital Realty Trust, Inc., 6.35%	25,450	633,959
Diversified Healthcare Trust, 5.63%	26,660	425,760
Federal Realty Investment Trust, 5.00%	7,500	168,675
National Retail Properties, Inc., 5.20%	25,000	548,750
PS Business Parks, Inc., 5.20%	10,000	229,600
PS Business Parks, Inc., 5.20%	4,000	91,920
PS Business Parks, Inc., 5.25%	10,000	229,900
Public Storage, 4.90%	20,000	469,400
Public Storage, 4.95%	20,000	472,200
Public Storage, 5.13%	10,000	241,900
Public Storage, Series I, 4.88%	9,583	226,063
Taubman Centers, Inc., 6.25%	13,046	286,751
Taubman Centers, Inc., 6.50%	9,416	205,269
Vornado Realty Trust, 5.40%	12,298	248,420
		4,583,567
Utilities 3.13%
DTE Energy Company, 5.38%	10,000	238,700
DTE Energy Company, 6.00%	20,000	497,200
Duke Energy Corporation, 5.13%	9,030	222,770
Entergy Arkansas, Inc., 4.88%	20,000	492,800
Entergy Louisiana LLC, 4.88%	10,000	247,900
Entergy Mississippi, Inc., 4.90%	30,000	742,800
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	163,614
NextEra Energy Capital Holdings, Inc., 5.25%	10,000	244,400
Southern Company, 4.95%	21,000	470,190
Southern Company, 5.25%	20,000	492,200
		3,812,574
Total Preferred Stocks (Cost $17,166,878)		15,827,149

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)
Utilities (cont.)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 0.12%
CHL Mortgage Pass-Through Trust, 2005-21, A27, 5.50%, 10/25/2035	$30,662	$25,536
CHL Mortgage Pass-Through Trust, 2005-21, A7, 5.50%, 10/25/2035	33,148	27,607
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 2/25/2035	95,461	92,404

Total Collateralized Mortgage Obligations (Cost $112,944)		145,547

Corporate Bonds 8.12%
Bank of New York Mellon Corporation (The), 4.63%, 12/20/2049	500,000	451,668
Dow Chemical Company (The), 3.05%, 2/15/2022	1,000,000	993,860
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	104,849
Exelon Generation Company LLC, 5.60%, 6/15/2042(a)(b)	400,000	347,827
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	330,648
General Electric Company, 5.00%, 12/29/2049	765,000	632,559
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	850,000	1,128,371
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036	500,000	611,668
Hospitality Properties Trust, 4.50%, 3/15/2025	500,000	366,197
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	250,000	258,316
MetLife, Inc., 9.25%, 4/8/2038(a)(b)	1,500,000	1,877,048
MetLife, Inc., 10.75%, 8/1/2039	1,000,000	1,393,776
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	1,000,000	1,128,076
Valero Energy Corporation, 8.75%, 6/15/2030	224,000	277,030

Total Corporate Bonds (Cost $9,771,334)		9,901,893

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Municipal Bonds 67.51%
Alabama 3.10%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	$2,000,000	$2,565,800
University of Alabama (The), University & College Improvements, Build America Revenue Bonds, Callable 6/1/2020 @ 100, 6.13%, 6/1/2039	715,000	719,769
University of Alabama (The), University & College Improvements, Build America Revenue Bonds, Callable 6/1/2020 @ 100, 6.13%, 6/1/2042	500,000	503,335
		3,788,904
Arizona 2.28%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 9/1/2027	225,000	283,558
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 8/1/2020 @ 100, 5.92%, 8/1/2022	1,365,000	1,387,727
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 8/1/2020 @ 100, 6.64%, 8/1/2044	1,085,000	1,105,029
		2,776,314
California 4.59%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 2/1/2026	465,000	553,838
California State University, Revenue Bonds Series B, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	50,000	51,166
City & County of San Francisco, CA, General Obligation Unlimited, 6.26%, 6/15/2030	450,000	590,378
County of San Bernardino, CA, Refunding Revenue Bonds, 6.02%, 8/1/2023	145,000	158,494
Oakland Redevelopment Agency Successor Agency, Economic Improvements, Tax Allocation Bonds, 8.50%, 9/1/2020	170,000	175,120
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 8/1/2025	500,000	608,850
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 8/1/2031	310,000	414,858
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 2/1/2023	1,000,000	1,163,530

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
California (cont.)
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 2/1/2026	$500,000	$642,830
University of California, Revenue Bonds, Callable 5/15/2030 @ 100, 6.30%, 5/15/2050	510,000	635,276
University of California, University & College Improvements, Refunding Revenue Bonds, 3.66%, 5/15/2027	250,000	279,010
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, 6.25%, 8/1/2030	250,000	337,353
		5,610,703
Colorado 1.03%
City of Brighton, CO, Public Improvements, Build America Bonds, Certificate of Participation, (AGM) (OID), Callable 12/1/2020 @ 100, 6.75%, 12/1/2035	250,000	257,072
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.75%, 5/15/2042	500,000	741,540
County of Gunnison, CO, Public Improvements, Build America Bonds, Certificate of Participation, Callable 7/15/2020 @ 100, 5.95%, 7/15/2030	250,000	253,608
		1,252,220
Connecticut 0.70%
City of Waterbury, CT, Public Improvements, General Obligation Unlimited, (AGM), Callable 9/1/2020 @ 100, 6.10%, 9/1/2030	500,000	509,525
State of Connecticut, General Obligation Unlimited, 5.85%, 3/15/2032	280,000	344,285
		853,810
Florida 4.76%
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, (AGM), Callable 7/1/2020 @ 100, 6.28%, 7/1/2040	200,000	201,716
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, (AGM), Callable 7/1/2020 @ 100, 6.03%, 7/1/2030	100,000	100,873
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificate of Participation, 7.17%, 6/1/2026	1,250,000	1,448,175

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Florida (cont.)
City of Oakland Park, FL Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 6.14%, 9/1/2035	$300,000	$306,519
City of Tallahassee, FL, Utility System Revenue, Build America Revenue Bonds, 5.22%, 10/1/2040	300,000	394,692
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 7/1/2032	500,000	603,435
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 4/1/2040	1,000,000	1,512,320
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Callable 4/1/2020 @ 100, 6.54%, 4/1/2030	250,000	250,000
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/1/2029	250,000	346,005
Florida Atlantic University Finance Corporation, University & College Improvements, Build America Revenue Bonds, 7.64%, 7/1/2040	165,000	167,450
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/1/2020 @ 100, 7.50%, 11/1/2035	250,000	258,293
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/1/2030	150,000	210,715
		5,800,193
Georgia 4.96%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2026 @ 100, 4.50%, 1/1/2047	600,000	647,364
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 4/1/2057	2,487,000	3,279,557
State of Georgia, Public Improvements, General Obligation Unlimited, Callable 2/1/2024 @ 100, 3.84%, 2/1/2032	2,000,000	2,125,400
		6,052,321
Hawaii 0.44%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2025 @ 100, 4.05%, 10/1/2032	495,000	539,288

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Idaho 0.35%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, (OID), Callable 9/1/2022 @ 100, 5.25%, 9/1/2024	$400,000	$430,968

Illinois 2.62%
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), Callable 1/15/2021 @ 100, 6.00%, 1/15/2028	150,000	154,470
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/1/2040	250,000	356,662
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, (AGM), Callable 4/1/2020 @ 100, 8.15%, 4/1/2041	570,000	570,000
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, (AGM), Callable 4/1/2020 @ 100, 7.75%, 4/1/2030	250,000	250,000
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	1,500,000	1,856,625
		3,187,757
Indiana 1.98%
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, Callable 7/5/2023 @ 100, 3.95%, 7/5/2029	1,000,000	1,055,840
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, (OID), Callable 7/5/2023 @ 100, 3.75%, 7/5/2028	1,000,000	1,052,450
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Callable 8/1/2020 @ 100, 7.21%, 2/1/2039	300,000	306,036
		2,414,326
Kansas 0.27%
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Series B, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	330,000	330,805

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Kentucky 0.58%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 6.49%, 9/1/2037	$250,000	$253,905
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, 5.37%, 11/1/2025	400,000	453,708
		707,613
Louisiana 0.28%
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 2/1/2020 @ 100, 7.20%, 2/1/2042	340,000	341,068

Massachusetts 0.43%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 1/1/2028	160,000	188,312
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/1/2035	250,000	330,240
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, 6.57%, 5/1/2039	15,000	15,054
		533,606
Michigan 3.66%
Avondale School District, School Improvements, Build America Bonds, General Obligation Unlimited, (AGM), Callable 5/1/2020 @ 100, 5.75%, 5/1/2032	500,000	501,850
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 5/1/2021 @ 100, 6.20%, 5/1/2024	200,000	210,466
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/1/2025 @ 100, 4.13%, 11/1/2030	250,000	279,238
Michigan Finance Authority, Revenue Bonds, Callable 9/1/2025 @ 100, 3.90%, 9/1/2030	250,000	266,502
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 6.38%, 11/1/2025	500,000	510,880
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 5/1/2021 @ 100, 6.20%, 5/1/2022	245,000	254,741

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Michigan (cont.)
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, (OID), 7.31%, 6/1/2034	$2,315,000	$2,292,568
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 5/1/2020 @ 100, 5.90%, 5/1/2027	150,000	150,498
St Johns Public Schools, General Obligation Unlimited, Callable 5/1/2020 @ 100, 6.65%, 5/1/2040	5,000	5,018
		4,471,761
Mississippi 0.73%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 1/1/2035	650,000	888,452

Missouri 3.93%
City of Kansas City, MO, Revenue Bonds, 7.83%, 4/1/2040	2,455,000	3,525,184
City of Sedalia, MO, Sewer Improvements, Build America Bonds, Certificate of Participation, (AGM), Callable 6/1/2020 @ 100, 6.50%, 6/1/2024	250,000	251,740
City of St. Charles, MO, Water Utility Improvements Build America Bonds, Certificate of Participation, Callable 8/1/2020 @ 100, 5.65%, 2/1/2030	275,000	277,783
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	734,915
		4,789,622
Nebraska 0.19%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 1/1/2030	200,000	237,214

Nevada 1.29%
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	590,000	929,280
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 2/1/2040	250,000	431,548

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Nevada (cont.)
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, (GTD), Callable 4/1/2020 @ 100, 6.25%, 4/1/2030	$220,000	$220,000
		1,580,828
New Jersey 2.62%
New Jersey Economic Development Authority, Revenue Bonds, 7.43%, 2/15/2029	250,000	298,587
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Callable 6/15/2020 @ 100, 6.43%, 12/15/2035	500,000	503,780
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 7/1/2020 @ 100, 6.19%, 7/1/2040	500,000	504,265
Township of Brick, NJ, General Obligation Unlimited, 3.75%, 9/1/2028	1,780,000	1,884,504
		3,191,136
New York 8.17%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/1/2031	100,000	117,321
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 3/1/2027	145,000	170,632
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.38%, 10/1/2024	500,000	579,370
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	266,635
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/2039	200,000	262,506
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/2030	125,000	173,029
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/2030	395,000	518,643
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/2026	375,000	444,060
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/2040	500,000	650,680
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	680,000	805,412

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 7/15/2040	$500,000	$701,415
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 5/1/2036	815,000	1,077,520
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 6/15/2020 @ 100, 6.49%, 6/15/2042	200,000	201,554
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2029 @ 100, 4.29%, 7/1/2044	250,000	276,032
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, 3.92%, 10/15/2028	2,115,000	2,193,530
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	1,000,000	1,102,770
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2033 @ 100, 5.55%, 11/15/2040	150,000	182,977
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 4/1/2040	150,000	216,329
		9,940,415
North Carolina 0.20%
County of Cabarrus, NC, School Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2026	235,000	242,518

Ohio 3.14%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 2/15/2050	500,000	778,265
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	500,000	669,040
Cincinnati City School District, Refunding Bonds, Certificate of Participation, (OID), Callable 12/15/2024 @ 100, 4.00%, 12/15/2032	200,000	214,104
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 2/15/2040	1,000,000	1,329,260
Mariemont City School District, General Obligation Unlimited, Callable 12/1/2020 @ 100, 5.90%, 12/1/2030	105,000	108,430

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Ohio (cont.)
Mariemont City School District, General Obligation Unlimited, Callable 12/1/2020 @ 100, 5.90%, 12/1/2030	$5,000	$5,127
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, 3.50%, 12/1/2029	500,000	529,600
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, (School District Credit Program), 5.65%, 9/1/2031	200,000	200,428
		3,834,254
Oregon 0.21%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate of Participation, Callable 5/1/2020 @ 100, 6.18%, 5/1/2035	250,000	250,762

Pennsylvania 2.79%
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/1/2037	520,000	727,085
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM) (OID), 6.35%, 4/15/2028	630,000	804,491
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 3/15/2028	500,000	529,395
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	1,000,000	1,336,970
		3,397,941
Rhode Island 0.40%
Narragansett Bay Commission, Revenue Bonds, Series A, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	486,955

South Carolina 0.21%
Moncks Corner Regional Recreation Corporation, Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/1/2020 @ 100, 6.55%, 12/1/2039	250,000	259,237

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
South Dakota 0.34%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 6/1/2021 @ 100, 6.15%, 6/1/2031	$400,000	$419,584

Texas 1.54%
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 9/15/2020 @ 100, 7.18%, 9/15/2035	250,000	250,088
Frisco Economic Development Corporation, Public Improvements, Revenue Bonds, 4.20%, 2/15/2034	1,000,000	1,051,630
Grand Parkway Transportation Corporation, Revenue Bonds Series B, Callable 4/1/2030 @ 100, 3.24%, 10/1/2052	100,000	97,491
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	371,166
Orchard Cultural Education Facilities Finance Corporation, Recreational Facility Improvements, Revenue Bonds, 6.48%, 11/15/2034	110,000	113,825
		1,884,200
Virgin Islands 1.85%
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	1,000,000	1,282,000
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	840,000	979,474
		2,261,474
Virginia 4.20%
Tobacco Settlement Financing Corporation, Refunding Revenue Bonds, (OID), 6.71%, 6/1/2046	5,910,000	5,117,351

Washington 1.96%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 2/1/2040	250,000	301,003
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 9/1/2030	250,000	300,692

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Washington (cont.)
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Callable 12/1/2021 @ 100, 5.25%, 12/1/2029	$705,000	$754,794
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 9/1/2032	500,000	691,030
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/1/2040	250,000	329,955
		2,377,474
West Virginia 1.62%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, 7.47%, 6/1/2047	2,035,000	1,973,970

Wisconsin 0.09%
State of Wisconsin, General Obligation Unlimited, Callable 02/11/2020 @ 100, 2.35%, 5/1/2031	100,000	104,016

Total Municipal Bonds (Cost $73,049,555)		82,329,060

	Shares
Money Market Funds 4.72%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.25%(c)	5,754,412	5,754,412

Total Money Market Funds (Cost $5,754,412)		5,754,412

Total Investments — 98.94% (Cost $116,774,848)		120,652,057
Other Assets in Excess of Liabilities — 1.06%		1,292,673
NET ASSETS - 100.00%		$121,944,730

See accompanying notes which are an integral part of these schedules of investments.

(a)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2020.

AGM — Assured Guaranty Municipal Corp.

GTD — Guaranteed

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED)

	Shares	Market Value
Common Stocks 27.07%

Communication Services 4.95%
Alphabet, Inc., Class A(a)	250	$290,488
Alphabet, Inc., Class C(a)	190	220,934
AT&T, Inc.	4,114	119,923
Netflix, Inc.(a)	351	131,800
Verizon Communications, Inc.	5,000	268,650
		1,031,795
Consumer Discretionary 3.16%
Amazon.com, Inc.(a)	125	243,715
Home Depot, Inc. (The)	1,000	186,710
Lennar Corporation, Class A	3,800	145,160
Toll Brothers, Inc.	4,285	82,486
		658,071
Energy 3.75%
Cheniere Energy Partners LP	4,300	116,143
Energy Transfer Equity LP	17,350	79,810
Enterprise Products Partners LP	10,805	154,512
Exxon Mobil Corporation	2,095	79,547
Kinder Morgan, Inc.	7,500	104,400
Magellan Midstream Partners LP	2,725	99,435
MPLX LP	8,850	102,837
Targa Resources Corporation	1,305	9,018
USA Compression Partners LP	2,666	15,090

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Energy (cont.)
Viper Energy Partners, LP	3,200	$21,216
		782,008
Financials 3.25%
Blackstone Group, Inc. (The), Class A	7,675	349,750
Blackstone Mortgage Trust, Inc., Class A	3,207	59,714
Citigroup, Inc.	2,000	84,240
Fifth Third Bancorp	3,400	50,490
JPMorgan Chase & Company	1,000	90,030
Starwood Property Trust, Inc.	4,175	42,794
		677,018
Health Care 0.73%
AbbVie, Inc.	2,000	152,380

Industrials 1.51%
Caterpillar, Inc.	700	81,228
Deere & Company	1,150	158,884
Honeywell International, Inc.	550	73,585
		313,697
Information Technology 4.39%
Apple, Inc.	690	175,460
NVIDIA Corporation	2,045	539,062
PayPal Holdings, Inc.(a)	2,100	201,054
		915,576
Materials 0.27%
Dow, Inc.	1,900	55,556

Real Estate Investment Trusts (REITs) 4.13%
Apple Hospitality REIT, Inc.	6,250	57,312
Prologis, Inc.	2,500	200,925

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (cont.)
Sun Communities, Inc.	714	$89,143
Terreno Realty Corporation	7,362	380,983
Welltower, Inc.	1,160	53,105
WP Carey, Inc.	1,340	77,827
		859,295
Utilities 0.93%
American Electric Power Company, Inc.	1,155	92,377
Consolidated Edison, Inc.	1,310	102,180
		194,557
Total Common Stocks (Cost $6,437,319)		5,639,953

Preferred Stocks 9.66%

Financials 3.25%
Bank of America Corporation, 6.00%	3,800	95,190
First Republic Bank, 5.70%	9,000	223,830
Hancock Holding Company, 5.95%	9,200	197,892
KKR & Company LP, 6.50%	6,481	160,859
		677,771
Information Technology 1.19%
eBay, Inc., 6.00%	10,000	247,400

Real Estate 2.39%
National Retail Properties, Inc., 5.20%	6,000	131,700
Public Storage, 5.05%	5,000	121,300
Public Storage, Series B, 5.40%	10,000	245,100
		498,100
Utilities 2.83%
Southern Company, 5.25%	14,000	344,400

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Utilities (cont.)
Southern Company, 5.25%	10,000	$246,100
		590,500
Total Preferred Stocks (Cost $2,100,456)		2,013,771

	Principal Amount
Corporate Bonds 2.51%
Apple Inc, 2.20%, 9/11/2029	$250,000	256,878
Microsoft Corporation, 3.30%, 2/6/2027	240,000	266,959

Total Corporate Bonds (Cost $504,156)		523,837

Municipal Bonds 53.79%

Arizona 3.62%
City of Tucson, AZ, Certificate of Participation, (AGM), 4.83%, 7/1/2034	620,000	755,352

California 5.91%
California State University, Revenue Bonds, Series B, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	50,000	51,166
City of Newport Beach, CA, Public Improvements, Certificate of Participation, 7.17%, 7/1/2040	800,000	1,178,544
		1,229,710
Florida 5.20%
Pasco County School Board, School Improvements, Certificate of Participation, 5.00%, 12/1/2037	1,000,000	1,084,200

Kansas 6.66%
Kansas Development Finance Authority, Revenue Bonds, 4.73%, 4/15/2037	1,000,000	1,217,200

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Kansas (cont.)
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited, Series B, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	$170,000	$170,415
		1,387,615
Michigan 5.24%
County of Macomb, MI, Retirement Facilities, General Obligation Limited, 4.42%, 11/1/2035	1,000,000	1,091,650

Nevada 0.76%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	100,000	157,505

New York 6.79%
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, 5.00%, 7/15/2030	300,000	359,514
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 3.88%, 7/1/2046	750,000	780,495
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	250,000	275,692
		1,415,701
Ohio 7.66%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 2/15/2041	1,000,000	1,458,670
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 2/15/2047	100,000	138,440
		1,597,110
Pennsylvania 5.25%
City of Reading, PA, General Obligation Unlimited, (AGM) (OID), Callable 11/1/2024 @ 100, 5.30%, 11/1/2033	1,000,000	1,094,910

Rhode Island 2.34%
Narragansett Bay Commission, Revenue Bonds, Series A, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	486,955

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Tennessee 4.13%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 7/1/2043	$500,000	$750,580
Metropolitan Government of Nashville & Davidson County, General Obligation Unlimited, 3.49%, 7/1/2029	100,000	109,845
		860,425
Texas 0.23%
Grand Parkway Transportation Corporation, Revenue Bonds, Series B, Callable 4/1/2030 @ 100, 3.24%, 10/1/2052	50,000	48,746

Total Municipal Bonds (Cost $9,953,010)		11,209,879

U.S. Government & Agency Obligations 5.98%
U.S. Treasury Notes 1.38%, 10/15/2022	350,000	359,919
U.S. Treasury Notes 1.50%, 1/15/2023	500,000	517,178
U.S. Treasury Notes 1.50%, 10/31/2024	350,000	368,142

Total U.S. Government & Agency Obligations (Cost $1,195,995)		1,245,239

	Shares
Money Market Funds 0.36%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.25%(b)	74,565	74,565

Total Money Market Funds (Cost $74,565)		74,565

Total Investments — 99.37% (Cost $20,265,501)		20,707,244
Other Assets in Excess of Liabilities — 0.63%		131,430
NET ASSETS - 100.00%		$20,838,674

(a)	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2020.

AGM — Assured Guaranty Municipal Corp.

OID — Original Issue Discount

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes for each of the Funds as of March 31, 2020, were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Cost Basis of Investments
Real Estate Fund	$24,293,913	$(8,557,936)	$15,735,977	$53,285,856
Value Fund	32,137,347	(5,660,192)	26,477,155	66,390,861
Municipal Fund	2,544,268	(143,687)	2,400,581	64,045,568
Income Fund	13,727,904	(7,343,903)	6,384,001	114,268,056
Opportunity Fund	2,510,425	(1,430,338)	1,080,087	19,627,157

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2020

(UNAUDITED)

The Spirit of America Real Estate Income and Growth Fund (“Real Estate Fund”), Spirit of America Large Cap Value Fund (“Value Fund”), Spirit of America Municipal Tax Free Bond Fund (Municipal Tax Free Bond Fund”), Spirit of America Income Fund (“Income Fund”) and Spirit of America Income and Opportunity Fund (“Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A.	Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and ask prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and ask prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and ask prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors (the “Board”).

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.
•	Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2020

(UNAUDITED)

The summary of inputs used to value each Fund’s net assets as of March 31, 2020, is as follows:

	Value Inputs
	LEVEL 1	LEVEL 2	LEVEL 3	Total
Real Estate Fund
Assets:
Common Stocks*	$65,862,327	$-	$858	$65,863,185
Preferred Stocks*	1,537,155	-	-	1,537,155
Municipal Bonds	-	199,096	-	199,096
Money Market Funds	1,422,397	-	-	1,422,397
Total	$68,821,879	$199,096	$858	$69,021,833

Value Fund
Assets:
Common Stocks*	$89,359,424	$-	$-	$89,359,424
Preferred Stocks*	1,702,858	-	-	1,702,858
Money Market Funds	1,805,734	-	-	1,805,734
Total	$92,868,016	$-	$-	$92,868,016

Municipal Fund
Assets:
Municipal Bonds	$-	$66,069,782	$-	$66,069,782
Money Market Funds	376,367	-	-	376,367
Total	$376,367	$66,069,782	$-	$66,446,149

Income Fund
Assets:
Common Stocks*	$6,692,491	$-	$1,505	$6,693,996
Preferred Stocks*	15,827,149	-	-	15,827,149
Collateralized Mortgage Obligations	-	145,547	-	145,547
Corporate Bonds	-	9,554,066	347,827	9,901,893
Municipal Bonds	-	82,329,060	-	82,329,060
Money Market Funds	5,754,412	-	-	5,754,412
Total	$28,274,052	$92,028,673	$349,332	$120,652,057

Opportunity Fund
Assets:
Common Stocks*	$5,639,953	$-	$-	$5,639,953
Preferred Stocks*	2,013,771	-	-	2,013,771
Corporate Bonds	-	523,837	-	523,837
Municipal Bonds	-	11,209,879	-	11,209,879
U.S. Government & Agency Obligations	-	1,245,239	-	1,245,239
Money Market Funds	74,565	-	-	74,565
Total	$7,728,289	$12,978,955	$-	$20,707,244

*	Refer to Schedule of Investments for industry classifications.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

•	Last sales price
•	Price given by pricing service
•	Last quoted bid & asked price
•	Third party bid & asked price
•	Indicated opening range

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2020

(UNAUDITED)

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Real Estate Fund’s significant Level 3 fair value measurements as of March 31, 2020:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At March 31, 2020	Valuation Techniques	Unobservable Input(s)	Range
Common Stocks	$858	Adjusted Broker Quotes	Non-Binding Broker Quotes	N/A

The following provides quantitative information about the Income Fund’s significant Level 3 fair value measurements as of March 31, 2020:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At March 31, 2020	Valuation Techniques	Unobservable Input(s)	Range
Common Stocks	$1,505	Adjusted Broker Quotes	Non-Binding Broker Quotes	N/A
Corporate Bonds	$347,827	Comparable Security Analysis	Discount for Lack of Marketability	1%-20%

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Real Estate Fund

	Balance as of December 31, 2019	Amortization/Accretion	Change in unrealized appreciation (depreciation)	Balance as of March 31, 2020
Common Stocks	$875	$-	$(17)	$858

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund

	Balance as of December 31, 2019	Amortization/Accretion	Change in unrealized appreciation (depreciation)	Balance as of March 31, 2020
Common Stocks	$1,535	$-	$(30)	$1,505
Corporate Bonds	$412,146	$(123)	$(64,196)	$347,827

C. Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At March 31, 2020, the Income Fund held illiquid restricted securities representing 2% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Market Value
Corporate Bonds
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$419,926	$347,827
MetLife Capital, Inc., 9.25%, 04/08/38	6/4/2013	$1,500,000	$2,106,440	$1,877,048

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.